Crypto Assets Held (Details) ¥ in Millions	12 Months Ended
	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Jun. 30, 2025 JPY (¥)	Mar. 31, 2025 JPY (¥)	Mar. 31, 2024 JPY (¥)	Mar. 31, 2023 JPY (¥)
Crypto Assets Held [Line Items]
Carrying amount			¥ 53,613	¥ 44,680	¥ 44,207
Non-current carrying amount			¥ 115	¥ 43		¥ 43
Impairment losses (in Dollars) | $
Other related parties [member]
Crypto Assets Held [Line Items]
Non-current carrying amount					¥ 0